Mineral Claims (Details Narrative)	Jan. 31, 2016 a
Northern Arizona [Member]
Mineral interest rate	100.00%
Tombstone Region of Arizona [Member]
Mineral interest rate	100.00%
Mineral exploration area	1,886.88
Southwestern Alaska [Member]
Mineral interest rate	100.00%